Cover	Jun. 01, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 8-K/A amends the Current Report on Form 8-K of Remsleep Holdings, Inc. (the “Company”), filed on 12 July 2023 (the “Original Form 8-K”). The Original Form 8-K reported the departure of Russell Bird as a director and officer of the Company. The purpose of this Amendment is to disclose that Mr. Bird’s resignation was voluntary and solely for health reasons and an extended illness. No other changes have been made to the Original Form 8-K.
Document Period End Date	Jun. 01, 2023
Entity File Number	000-53450
Entity Registrant Name	REMSLEEP HOLDINGS, INC.
Entity Central Index Key	0001412126
Entity Tax Identification Number	47-5386867
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	14175 Icot Boulevard
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Clearwater
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33760
City Area Code	813
Local Phone Number	367-3855
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false